Tangible assets - Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (37,694)
Land and buildings [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(37,694)	$ (37,694)
Lavallol [Member] | Land and buildings [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(7,444)
MonteGrande [Member] | Land and buildings [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (30,250)